Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Dividends	$ 4,650,199
Net appreciation in fair value of investments	8,988,271
Total investment income	13,638,470
Interest income on notes receivable from participants	176,379
Contributions:
Participants	5,295,814
Company	6,523,590
Rollovers	585,220
Total contributions	12,404,624
Total additions	26,219,473
Deductions:
Benefit and withdrawal payments	7,784,471
Administrative expenses	61,447
Total deductions	7,845,918
Net increase in net assets available for benefits	18,373,555
Beginning of year	89,276,929
End of year	$ 107,650,484